ACQUISITIONS - INCOME STATEMENT 3-31-14 (Details) - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenue from affiliates	$ 32,846	$ 2,182
Operating and maintenance expenses	8,434	4,848
General and administrative expenses	3,062	797
Depreciation and amortization	1,633	861
Total costs and expenses	13,129	6,506
Income from operations	19,717	(4,324)
Interest expense, net and other financing costs	(1,793)	2
Amortization of deferred financing fees	162	0
Net Income	17,762	(4,322)
Less: Net (loss) income attributable to Predecessor	(1,053)	4,322
Limited partners' interest in net income attributable to the Partnership	16,709	0
Delaware City Products Pipeline and Truck Rack [Member]
Revenue from affiliates	2,281	2,182
Operating and maintenance expenses	953	842
General and administrative expenses	99	104
Depreciation and amortization	186	185
Total costs and expenses	1,238	1,131
Income from operations	1,043	1,051
Interest expense, net and other financing costs	10	2
Amortization of deferred financing fees		0
Net Income	1,053	1,053
Less: Net (loss) income attributable to Predecessor	(1,053)	(1,053)
Limited partners' interest in net income attributable to the Partnership	0	0
PBF Logistics LP [Member]
Revenue from affiliates	30,565	0
Operating and maintenance expenses	7,481	1,536
General and administrative expenses	2,963	633
Depreciation and amortization	1,447	291
Total costs and expenses	11,891	2,460
Income from operations	18,674	(2,460)
Interest expense, net and other financing costs	(1,803)	0
Amortization of deferred financing fees	162	0
Net Income	16,709	(2,460)
Less: Net (loss) income attributable to Predecessor	0	2,460
Limited partners' interest in net income attributable to the Partnership	$ 16,709	0
DCR West Rack Predecessor [Member]
Revenue from affiliates		0
Operating and maintenance expenses		0
General and administrative expenses		30
Depreciation and amortization		0
Total costs and expenses		30
Income from operations		(30)
Interest expense, net and other financing costs		0
Amortization of deferred financing fees		0
Net Income		(30)
Less: Net (loss) income attributable to Predecessor		30
Limited partners' interest in net income attributable to the Partnership		0
Toledo Storage Facility [Member]
Revenue from affiliates		0
Operating and maintenance expenses		2,470
General and administrative expenses		30
Depreciation and amortization		385
Total costs and expenses		2,885
Income from operations		(2,885)
Interest expense, net and other financing costs		0
Amortization of deferred financing fees		0
Net Income		(2,885)
Less: Net (loss) income attributable to Predecessor		2,885
Limited partners' interest in net income attributable to the Partnership		$ 0